COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2025
Commitments And Contingencies [Abstract]
Disclosure of commitments and contingencies [Table Text Block]
2026	11,537
2027	1,679
2028	-
2029	-
2030 and thereafter	-
Total commitments	13,216